Investment in Term Loans - Additional Information (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	May. 31, 2014 Vessel Subsidiary	Jul. 31, 2010 USD ($) SecurityLoan Vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 21, 2014 USD ($)
Net Investment Income [Line Items]
Total amount of the term loan including costs of acquisition | $		$ 115,600	$ (1,179)	$ 9,120
Number of term loans invested | SecurityLoan		2
Number of 2010-built VLCCs collateralized for loans | Vessel		2
Interest rate on term loan		9.00%
Investment yield		10.00%
Investment, Interest Rate Reflects Current Yield Flag		true
Fair Value Asset/(Liability) [Member] | Collateral [Member]
Net Investment Income [Line Items]
Term loan, collateral amount | $					$ 144,000
Accrued Interest | $					$ 9,100
Tanker Investments Ltd [Member]
Net Investment Income [Line Items]
Number of subsidiaries sold | Subsidiary	2
Tanker Investments Ltd [Member] | Subsidiary One [Member]
Net Investment Income [Line Items]
Number of vessels sold | Vessel	1
Tanker Investments Ltd [Member] | Subsidiary Two [Member]
Net Investment Income [Line Items]
Number of vessels sold | Vessel	1